Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Summary of Expenses by nature

	Year ended December 31,
	2022	2023	2024
	NT$000	NT$000	NT$000
Raw materials and supplies used	4,512,527	3,991,490	4,580,706
Employee benefit expenses	6,466,303	5,836,068	6,450,534
Depreciation expenses	4,751,902	4,779,333	4,856,186
Others	4,699,586	4,926,828	5,634,438
	20,430,318	19,533,719	21,521,864